Norton Rose Fulbright US LLP 1045 W. Fulton Market, Suite 1200, Chicago, Illinois 60607 United States Kevin.friedmann@nortonrosefulbright.com Tel +1 312 964 7763 nortonrosefulbright.com

February 27, 2025

CONFIDENTIAL SUBMISSION VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Damon Inc. Confidential Submission of Draft Registration Statement on Form S-1

Dear Sir/Madam,

On behalf of our client, Damon Inc., a corporation formed under the laws of the Province of British Columbia, Canada (the “Company”), we are submitting a draft Registration Statement on Form S-1 (the “Registration Statement”) for confidential nonpublic review pursuant to Section 6(e) of the Securities Act of 1933, as amended. The Registration Statement submitted herewith relates to the follow-on registered offering of the Company’s securities which is made within one year of the effectiveness of the Company’s initial registration statement under Section 12(b) of the Securities Exchange Act of 1934, as amended, as of November 12, 2024.

The Company undertakes to publicly file the Registration Statement and non-public draft submissions at least 48 hours prior to the requested date and time of effectiveness for the Registration Statement.

Please do not hesitate to contact me if you have any questions or comments regarding this submission or require any additional information, please do not hesitate to contact me by phone at (312) 964 7763 or email to kevin.friedmann@nortonrosefulbright.com.

Very Truly Yours

By:	/s/ Kevin Friedmann
Kevin Friedmann

cc:	Dom Kwong (Damon Inc.)

Bal Bhullar (Damon Inc.)

Siyuan An (Norton Rose Fulbright US LLP)